Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities
Accrued payroll	$ 924	$ 928
Accrued interest	6,304	9,953
Accrued expenses	4,542	4,345
Total	$ 11,770	$ 15,226